Notes Payable in Default	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Payable in Default [Abstract]
NOTES PAYABLE IN DEFAULT

NOTE 7: NOTES PAYABLE IN DEFAULT

Notes payable as of March 31, 2026 and December 31, 2025 consist of the following:

	March 31, 2026	December 31, 2025
Note payable issued April 7, 2014	$80,000	$80,000
Total	80,000	80,000
Less current portion	(80,000)	(80,000)
Long term portion	$-	$-

On April 7, 2014, Arizona Green Power, LLC, a majority owned subsidiary of the Company, issued a note payable for $80,000 with interest at 10% per annum with a 15% default rate of interest, due at maturity of April 6, 2016. In connection with the issuance of the note, the Company granted i) a 1.33% ownership interest in Arizona Green Power, LLC and ii) a warrant to purchase 4,800 shares of the Company’s common stock exercisable at $2.00 per share. This warrant expired on March 7, 2016.

During the three months ended March 31, 2026 and 2025, the Company accrued interest in the amount of $3,000 on this note. As of March 31, 2026, the amount of principal and accrued interest due on this note is $80,000 and $136,883, respectively. As of December 31, 2025, the amount of principal and accrued interest due on this note is $80,000 and $133,883, respectively. This note is in default as of the filing date.

NOTE 7: NOTES PAYABLE IN DEFAULT

Notes payable as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Note payable issued April 7, 2014	$80,000	$80,000
Total	80,000	80,000
Less current portion	(80,000)	(80,000)
Long term portion	$—	$—

On April 7, 2014, Arizona Green Power, LLC, a majority owned subsidiary of the Company, issued a note payable for $80,000 with interest at 10% per annum with a 15% default rate of interest, due at maturity of April 6, 2016. In connection with the issuance of the note, the Company granted i) a 1.33% ownership interest in Arizona Green Power, LLC and ii) a warrant to purchase 4,800 shares of the Company’s common stock exercisable at $2.00 per share. This warrant expired on March 7, 2016. During each of the years ended December 31, 2025 and 2024, the Company accrued interest in the amount of $12,000 on this note. As of December 31, 2025, the amount of principal and accrued interest due on this note is $80,000 and $133,883, respectively. As of December 31, 2024, the amount of principal and accrued interest due on this note is $80,000 and $121,883, respectively. This note is in default as of the filing date. See note 15.